Other current financial assets	12 Months Ended
Dec. 31, 2022
Other current financial assets
Other current financial assets

Note 6: Other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 12)	584	590
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—
Short term deposits	—	—
Total other current financial assets	904	590

These short-term deposits were recorded under current financial assets.

As of December 31, 2022 and December 31, 2021, no short-term deposit has been recorded under financial assets.

The guarantee deposit related to the Kreos 2018 non-convertible bonds contract, amounting €320 thousand as of December 31, 2021, has been reimbursed as the contract is terminated in 2022.